INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS
INTANGIBLE ASSETS

11.INTANGIBLE ASSETS

	December 31, 2016
	Weighted
	average
	amortization	Gross carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Amortizing intangible assets:
Customer list	6 years	239,309	(13,295)	226,014
Trademark	10 years	150,637	(5,021)	145,616
Acquired software	10 years	10,498	(1,871)	8,627

Subtotal		400,444	(20,187)	380,257

Indefinite-lived intangible assets License of Shanghai Exchange		37,000	—	37,000

Subtotal		37,000	—	37,000

Total intangible assets (RMB)		437,444	(20,187)	417,257

Total intangible assets (USD) unaudited		63,005	(2,907)	60,098

Aggregate amortization expense for amortizing intangible assets was RMB0.16 million, RMB0.35 million and RMB19.08 million for the years ended December 31, 2014, 2015 and 2016, respectively. Estimated amortization expense for the next five years is: RMB55.99 million in 2017, RMB55.99 million in 2018, RMB55.99 million in 2019, RMB55.99 million in 2020, and RMB55.99 million in 2021.